Prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other non-current assets
Interest receivables	¥ 74,656		¥ 78,440
Prepayments to vendors and content providers	47,333		58,023
Refundable lease deposits	6,109		6,895
Others	164		762
Total	¥ 128,262	$ 17,572	¥ 144,120